Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income (loss)	$ (21,024,584)	$ 3,566,429	$ 2,393,519	$ (1,707,845)
Prepaid expenses	707,914	810,931
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation		49,411	49,411	146,555
General and administrative expenses paid by related party	834,504	1,487,194	2,040,571	178,877
Interest income on cash and investments held in the Trust Account	(753,119)	(956,908)	(1,240,443)	(17,673)
Interest expense on sponsor loans and mandatorily redeemable Class A common stock	788,591	689,606	1,054,486
Changes in fair value of warrant liability	1,417,470	(4,725,538)	(5,121,408)	(3,016,913)
Changes in fair value of FPS liability	17,546,038	(248,606)	497,689	2,006,526
Changes in operating assets and liabilities:
Accrued expenses	513,251	(525,068)	(159,456)	1,347,711
Franchise tax payable	(30,065)	(147,451)	(129,935)	200,000
Other assets			615,566	291,918
Payables to related party				570,844
Net cash provided by operating activities
Cash flows from investing activities:
Cash deposited in the Trust Account	(344,781)	(5,400,847)	(5,400,847)	(250,000,000)
Proceeds from the Trust Account to pay franchise taxes	230,115	264,301	292,469
Proceeds from the Trust Account to pay income taxes	112,000
Proceeds from the Trust Account to repay bank overdraft facility	62,406
Proceeds from the Trust Account to redeem Public Shares	24,304,031	224,920,621	224,920,621
Sale of cash equivalents held in the Trust Account		224,056,750	224,056,750
Purchase of cash equivalents held in the Trust Account		(225,000,000)	(225,000,000)
Purchase of available-for-sale debt securities held in the Trust Account		(224,056,750)	(224,056,750)
Maturity of available-for-sale debt securities held in the Trust Account		225,000,000	225,000,000
Net cash provided by investing activities	24,363,771	219,784,075	219,812,243	(250,000,000)
Cash flows from financing activities:
Proceeds from related party – Sponsor loan	1,376,189	7,416,422	7,795,448	734,425
Proceeds received from initial public offering				250,000,000
Redemption payment for Public Shares	(24,366,437)	(224,920,621)	(224,920,621)
Proceeds received from private placement				5,400,000
Offering costs paid				(4,897,322)
Payment of related party payable	(1,349,677)	(2,039,688)	(2,670,916)	(1,237,103)
Utilization of bank overdraft facility	62,406
Repayment of bank overdraft facility	(62,406)
Net cash used in financing activities	(24,339,925)	(219,543,887)	(219,796,089)	250,000,000
Net change in cash	23,846	240,188	16,154
Cash – beginning of the period	41,154	25,000	25,000	25,000
Cash – end of the period	65,000	265,188	41,154	25,000
Supplemental disclosure of non-cash financing activities:
Prepaid expenses paid with payables to related party	515,173		$ 59,500	$ 1,058,225
Supplemental disclosure of cash flow information
Cash paid for income taxes	$ 112,000